COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Obligations under operating leases
At December 31, 2014, obligations under the companies' operating leases, which expire from 2015 to 2017, for office spaces with initial or remaining lease terms longer than one year were as follows:

Year ending December 31,

2015	$998
2016	706
2017	383
Total	$2,087

Future Minimum Rental Payments for Operating Leases
Future minimum payments in the years ended December 31 under operating leases with initial or remaining term longer than one year as of December 31, 2014, were as follows:

Year ending December 31,

2015	$4,586
2016	4,355
2017	2,996
2018	2,876
2019	2,756
Thereafter	7,475
Total	$25,044

Offshore Supply Business [Member]
Revenue from External Customer [Line Items]
Future Minimum Revenues
The future minimum revenues, before reduction for brokerage commissions, expected to be received on time charter agreements of eleven PSVs in our Offshore Supply Business chartered in Brazil with Petroleo Brasileiro SA (Petrobras), with initial or remaining term longer than one year were as follows:

Year ending December 31,

2015	$113,381
2016	106,994
2017	66,015
2018	12,491
Total	$298,881

Ocean Business [Member]
Revenue from External Customer [Line Items]
Future Minimum Revenues
The future minimum revenues, before reduction for brokerage commissions of one of our handy size-small product tanker vessel leased to us in our Ocean Business chartered in South America, expected to be received on a time charter agreement, with initial or remaining term longer than one year were as follows:

Year ending December 31,

2015	$8,437
2016	7,720
Total	$16,157